Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.76%
Alabama: 0.85%
Utilities revenue: 0.85%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$808,153
California: 0.57%
Utilities revenue: 0.57%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	535,384
Georgia: 1.06%
Utilities revenue: 1.06%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,000,000	998,461
Guam: 1.36%
Airport revenue: 0.84%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	217,532
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	571,713
				789,245
Miscellaneous revenue: 0.52%
Territory of Guam Series F	4.00	1-1-2042	500,000	493,290
				1,282,535
Illinois: 0.85%
Airport revenue: 0.53%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	499,076
Miscellaneous revenue: 0.32%
City of Chicago Lakeshore East Special Assessment Area144A	2.27	12-1-2024	308,000	306,887
				805,963
Pennsylvania: 93.50%
Airport revenue: 3.88%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,564,068
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2026	580,000	587,328
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2030	1,500,000	1,515,849
				3,667,245
Education revenue: 19.52%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	500,000	513,630
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,168,441
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	1,012,491
Chester County IDA Renaissance Academy Charter School	3.75	10-1-2024	130,000	130,000
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	967,834
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2032	330,000	333,953
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2033	315,000	318,564
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2034	550,000	557,999
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2051	2,000,000	1,996,873
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Latrobe IDA Seton Hill University	4.00%	3-1-2051	$800,000	$668,905
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	685,047
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	607,116
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2030	1,500,000	1,510,846
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	416,808
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	201,681
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	725,632
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	1,008,328
Pennsylvania EDFA Villanova University	5.00	8-1-2049	1,500,000	1,671,101
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	510,845
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	309,136
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	290,000	303,066
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	250,116
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	228,449
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	150,166
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	517,720
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,287,859
Swarthmore Borough Authority	5.00	9-15-2041	350,000	396,916
				18,449,522
GO revenue: 17.48%
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2036	350,000	357,868
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2037	350,000	357,016
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2038	250,000	254,448
City of Oil City Series A (AGM Insured)	4.00	12-1-2039	315,000	319,126
City of Oil City Series A (AGM Insured)	4.00	12-1-2040	250,000	253,586
City of Oil City Series A (AGM Insured)	4.00	12-1-2041	250,000	253,517
City of Oil City Series A (AGM Insured)	4.00	12-1-2042	200,000	202,456
City of Philadelphia Series B (Barclays Bank plc LOC)ø	3.05	8-1-2031	2,500,000	2,500,000
City of Pittsburgh	5.00	9-1-2043	200,000	216,318
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	707,169
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	503,559
Highlands School District (AGM Insured)	5.00	4-15-2035	295,000	327,250
Interboro School District (AGM Insured)	5.50	8-15-2063	1,500,000	1,680,576
Mechanicsburg Area School District (AGM Insured)	5.00	5-15-2051	1,100,000	1,177,473
Montour School District Series B (AGM Insured)	5.00	4-1-2032	1,000,000	1,018,313
Moon Area School District Series A	5.00	11-15-2028	150,000	150,669
Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,451,443
Penn Delco School District	4.00	6-1-2045	1,000,000	1,001,365
Pequea Valley School District	4.00	5-15-2049	750,000	734,869
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,279,111
West Shore School District	5.00	11-15-2048	1,500,000	1,540,509
See accompanying notes to portfolio of investments
2 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Wilkes-Barre Area School District (BAM Insured)	5.00%	4-15-2027	$100,000	$104,784
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	54,121
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	76,193
				16,521,739
Health revenue: 24.60%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,738,918
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.85	11-15-2047	1,000,000	989,664
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	372,353
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2028	2,090,000	2,096,178
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,024,422
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2049	250,000	259,035
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	459,104
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	382,446
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2050	1,000,000	965,961
Geisinger Authority Kaiser Obligated Group Series A	5.00	6-1-2041	1,000,000	1,002,074
Geisinger Authority Kaiser Obligated Group Series A-1	5.00	2-15-2045	1,000,000	1,023,043
Geisinger Authority Kaiser Obligated Group Series Cøø	5.00	4-1-2043	645,000	708,607
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	1,000,000	1,091,030
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	451,254
Lancaster Municipal Authority Garden Spot Village Obligated Group Series B	5.00	5-1-2054	400,000	417,559
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	1,056,245
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	1,043,186
Montgomery County IDA Waverly Heights Ltd. Obligated Group	5.00	12-1-2044	1,000,000	1,022,571
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	534,663
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2037	700,000	716,128
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2040	1,500,000	1,520,555
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	1,044,230
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2047	1,500,000	1,533,725
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group Series A (Bank of America N.A. LOC)ø	3.05	1-1-2038	600,000	600,000
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	353,516
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00%	11-15-2046	$525,000	$478,000
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	373,705
				23,258,172
Housing revenue: 4.70%
Chester County IDA University Student Housing LLC Series A	5.00	8-1-2030	485,000	485,223
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.75	6-30-2048	750,000	836,272
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	1,012,202
Pennsylvania Housing Finance Agency Series 145A	4.80	10-1-2051	645,000	658,912
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	575,804
State Public School Building Authority Chester Upland School District Series C (AGM Insured)	5.00	9-15-2026	875,000	876,401
				4,444,814
Miscellaneous revenue: 4.65%
Commonwealth of Pennsylvania Series A	5.00	7-1-2038	1,000,000	1,053,504
Delaware County Authority Neumann University	5.00	10-1-2031	1,500,000	1,509,413
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	1,007,499
Philadelphia IDA Series A	5.00	2-15-2038	785,000	824,474
				4,394,890
Tax revenue: 2.35%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	528,280
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2042	1,500,000	1,690,946
				2,219,226
Transportation revenue: 5.94%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	602,619
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2043	1,800,000	2,016,704
Pennsylvania Turnpike Commission Series A	4.00	12-1-2043	810,000	816,970
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	1,500,000	1,674,349
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2043	500,000	500,760
				5,611,402
Utilities revenue: 1.09%
Philadelphia Gas Works Co. Series 15th	5.00	8-1-2047	1,000,000	1,029,386
Water & sewer revenue: 9.29%
Allegheny County Sanitary Authority%%	5.25	12-1-2055	500,000	547,477
Bucks County Water & Sewer Authority Series A (AGM Insured)	5.25	12-1-2047	2,175,000	2,413,195
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,054,855
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	609,908
Erie City Water Authority (BAM Insured)	4.25	12-1-2052	1,000,000	1,002,299
Lehigh County Authority City Division Fund CAB¤	0.00	12-1-2030	2,000,000	1,607,921
See accompanying notes to portfolio of investments
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45%	12-1-2039	$500,000	$458,694
Pittsburgh Water & Sewer Authority Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,085,955
				8,780,304
				88,376,700
South Carolina: 0.57%
Utilities revenue: 0.57%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	500,000	542,902
Total municipal obligations (Cost $94,879,095)				93,350,098

		Yield	Shares
Short-term investments: 0.65%
Investment companies: 0.65%
Allspring Government Money Market Fund Select Class♠∞##		4.86	619,045	619,045
Total short-term investments (Cost $619,045)				619,045
Total investments in securities (Cost $95,498,140)	99.41%			93,969,143
Other assets and liabilities, net	0.59			553,141
Total net assets	100.00%			$94,522,284

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,937,247	$3,664,437	$(5,982,639)	$0	$0	$619,045	619,045	$11,692
See accompanying notes to portfolio of investments
6 | Allspring Pennsylvania Tax-Free Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$93,350,098	$0	$93,350,098
Short-term investments
Investment companies	619,045	0	0	619,045
Total assets	$619,045	$93,350,098	$0	$93,969,143
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Pennsylvania Tax-Free Fund | 7